Average Annual Total Returns		12 Months Ended	60 Months Ended	70 Months Ended		120 Months Ended	123 Months Ended	231 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	0.38%	[1]	2.01%
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.55%	3.32%	4.13%	[1]	3.16%
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.- Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		5.87%	2.58%			2.69%
Performance Inception Date								Sep. 29, 2006
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.- Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.99%	0.74%			1.41%
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.- Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.47%	1.20%			1.52%
T. Rowe Price Limited Duration Inflation Focused Bond Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent		6.10%	2.79%			2.87%
Performance Inception Date							Sep. 29, 2015
T. Rowe Price Limited Duration Inflation Focused Bond Fund-Z Class
Prospectus [Line Items]
Average Annual Return, Percent		6.42%	3.07%	4.04%
Performance Inception Date				Mar. 16, 2020

[1]	Return since 3/16/20.
[2]	Effective October 1, 2026, the fund will change its additional benchmark for comparing the fund’s performance from the Bloomberg U.S. 1-5 Year Treasury TIPS Index to the Bloomberg U.S. 0-5 Year Treasury TIPS Index.